Income Taxes - Schedule of Reconciliation of Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net loss before income taxes	$ (1,187,620)	$ (359,034)
Depreciation	26,962	(10,956)
Non-deductible portion of meals and entertainment	586	1,115
Expenses paid in shares	415,666
Interest on lease liability	5,039	2,706
Lease payments	(31,292)
Gain on impairment		54,292
Gain Settlement of Debt	(184,868)	(250,778)
Adjusted net loss for tax purposes	$ (955,527)	$ (565,362)
Statutory rate	25.60%	24.63%
Tax expense (benefit) at the statutory rate	$ (244,658)	$ (139,248)
Increase in valuation allowance	244,658	139,248
Provision for income taxes